Florida Canyon Acquisition	12 Months Ended
Dec. 31, 2025
Acquistion [Abstract]
Florida Canyon Acquisition

7. Florida Canyon Acquisition
On November 8, 2024 (“Closing Date”), the Company completed the acquisition of Florida Canyon Gold Inc ("FCGI") and its
Florida Canyon mine, an open-pit operating gold mine located in Nevada, USA (“FCGI Transaction”). As part of the FCGI
Transaction, the Company acquired all of the issued and outstanding shares of FCGI at an exchange ratio of 0.467 common shares of the Company for each common share of FCGI. All outstanding FCGI options not exercised prior to the acquisition date were replaced with Integra options. Mexican assets previously owned by FCGI were sold prior to the completion of the acquisition.
On the Closing Date, the Company issued 65,213,010 common shares in exchange for all of FCGI’s issued and outstanding common shares and replaced FCGI options into 92,301 Integra options, for a total consideration of $72.7 million.
The Company has determined that this transaction represents a business combination under IFRS 3, with Integra identified as the acquirer. The Company has consolidated the operating results, cash flows and net assets of FCGI from November 8,
2024. For the period from Closing Date to December 31, 2024, the Florida Canyon mine contributed revenue of $30.4 million and incurred an income before income taxes of $4.1 million. If the acquisition of Florida Canyon mine had taken place on
January 1, 2024, pro-forma consolidated revenue and loss before income taxes for the Company would have been
$172.8 million and $9.7 million respectively, for the year ended December 31, 2024. Transaction and integration costs of
$3.9 million have been expensed and are presented as part of other expense (Note 27).
The following table summarizes the fair value of the consideration paid and the fair values of the assets acquired and liabilities assumed on the Closing Date:

Stock consideration	Shares	Total consideration
Common shares issued to FCGI shareholders(1)	65,213,010	$72,652
Integra options in exchange for FCGI stock options(2)	92,301	17
		$72,669
(1)The fair value of the common shares issued to FCGI shareholders was determined using the Company’s share price of CAD$1.55
($1.11) per share on the Closing Date.
(2)The fair value of the replacement options was determined using the Black-Scholes option pricing model with the following weighted average assumptions: exercise price of $2.24 Integra share price of $1.11, expected life of 2.25, expected volatility of 60%, dividend yield of nil%, and risk-free interest rate of 3.08%.

Net assets acquired
Cash and cash equivalents	$21,655
Prepaids and other assets	4,592
Inventories	62,430
Restricted cash	14,905
Mineral properties, plant and equipment	40,584
Deferred tax assets	1,017
Other assets	3,155
Accounts payable and accrued liabilities	(17,453)
Tax liabilities	(4,912)
Lease obligations	(9,196)
Reclamation provision	(29,817)
Other liabilities	(110)
Fair value of net assets acquired	$86,850
Consideration paid	72,669
Bargain purchase gain	$14,181
The fair values of mineral properties and reclamation provisions were estimated using discounted cash flow models. The fair value of inventories was determined based on the future estimated cash flows from sales of payable metal produced and are adjusted for costs to complete and expected profit margin. The right-of-use assets and lease liabilities were recorded based on the present value of future lease payments over the expected term of the lease at the implicit interest rate. The fair values of plant and equipment were estimated using market or cost approaches. Expected future cash flows, used to estimate the fair value of mineral properties, are based on estimates of future gold prices, projected future production, estimated quantities of ore reserves, metallurgical recovery estimates, expected future production costs, expected capital expenditures, and discount rates based on the life of mine plan at the transaction date. In the case of lease liabilities, estimates of expected future lease payments are based on estimated machine hours and minimum usage guarantees. The fair value of receivables, less any expected credit losses, and payables are equal to their gross contractual amounts at the transaction date. Expected future cash flows associated with the reclamation and closure cost provisions were based on estimates of the future expenditures required to settle the obligation for disturbances at the acquisition date and using a discount rate equal to the Company’s estimated cost of debt. FCGI is subject to a notice of civil claim related to a corporate transaction (Note 25). The Company has reviewed the claim and is of the view that it is without merit. However, the outcome of the claim, and amount of any possible obligation, was not determinable as of the Closing Date or as at
December 31, 2025. Accordingly, no liability was accrued in the FCGI purchase price allocation or at December 31, 2025.
The Company recognized a bargain purchase gain of $14.2 million (“Purchase Gain”), equal to the excess of the fair value of the net assets acquired over the total consideration in other expense on the consolidated statements of loss and comprehensive loss during the year ended December 31, 2024 (Note 27). The Purchase Gain was mainly related to the increase in the price of gold between the July 2024 definitive agreement and the November 8, 2024 closing date, which had an impact on the fair value of the assets acquired in the FCGI Transaction.
The Company had a measurement period of up to one year from the Closing Date to determine the acquisition-date fair values of the acquired assets and liabilities; however, these values were finalized on December 31, 2024.